Major Customers and Suppliers - Schedule of Revenue by Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	33.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	15.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.00%		10.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	14.00%		6.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	7.00%	[1]	15.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	8.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	50.00%		41.00%		61.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[2]	26.00%		9.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	5.00%		14.00%		13.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	14.00%			[2]		[2]
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	7.00%			[2]		[2]

[1]	Less than 5%
[2]	Less than 5%